UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Short Hills, New Jersey		02/12/2010
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: 3,396,094,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American International Group Inc		UNIT 99/99/9999		026874115	183,620 	16,206,550 	x				 				16,206,550
AMR Corp					COM			001765106	46,163 		5,971,868 	x				 				5,971,868
Bank of America Corp				COM			060505104	485,717 	32,252,101 	x				 				32,252,101
Bank of America Corp				UNIT 99/99/9999		060505419	221,174 	14,824,000 	x				 				14,824,000
BB&T Corp					COM			054937107	24,207 		954,155 	x				 				954,155
Brunswick Corp					COM			117043109	27,088 		2,131,270 	x				 				2,131,270
Capital One Financial Corp			*W EXP 11/14/201	14040H139	4,667 		354,379 	x				 				354,379
Capital One Financial Corp			COM			14040H105	115,020 	3,000,000 	x				 				3,000,000
Citigroup Inc					COM			172967101	457,183 	138,121,800 	x				 				138,121,800
Conseco Inc					COM NEW			208464883	10,760 		2,152,094 	x				 				2,152,094
Conseco Inc					DBCV 3.500% 9/3		208464BH9	116,030 	116,476,572 	x				 				116,476,572
Delta Air Lines Inc				COM NEW			247361702	34,618 		3,041,978 	x				 				3,041,978
E-Trade Financial Corp				COM			269246104	13,849 		7,913,573 	x				 				7,913,573
E-Trade Financial Corp				NOTE  8/3		269246AZ7	78,735 		46,257,000 	x				 				46,257,000
Fifth Third Bancorp				COM			316773100	237,609 	24,370,199 	x				 				24,370,199
Goodyear Tire & Rubber Co			COM			382550101	28,082 		1,991,600 	x				 				1,991,600
Gramercy Capital Corp				COM			384871109	11,887 		4,589,395 	x				 				4,589,395
Hospitality Properties Trust			COM SH BEN INT		44106M102	6,775 		285,739 	x				 				285,739
Maguire Prop Inc				COM			559775101	6,493 		4,300,000 	x				 				4,300,000
Microsoft Corp					COM			594918104	91,470 		3,000,000 	x				 				3,000,000
Navistar International Corp			COM			63934E108	7,487 		193,706 	x				 				193,706
Newcastle Investment Corp			COM			65105M108	7,427 		3,553,810 	x				 				3,553,810
NRG Energy Inc					COM NEW			629377508	42 		1,786 		x				 				1,786
Office Depot Inc				COM			676220106	6,746 		1,045,844 	x				 				1,045,844
OfficeMax Inc					COM			67622P101	5,709 		449,852 	x				 				449,852
Owens Corning					*W EXP 10/30/201	690742127	19 		10,644 		x				 				10,644
Royal Bk Scotland Group PLC			SPON ADR F		780097804	860 		53,587 		x				 				53,587
Royal Bk Scotland Group PLC			SPON ADR SER H		780097879	1,282 		88,752 		x				 				88,752
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	22,136 		1,711,961 	x				 				1,711,961
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	15,107 		1,438,728 	x				 				1,438,728
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	34,065 		3,288,131 	x				 				3,288,131
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762	8,327 		814,780 	x				 				814,780
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	9,586 		868,295 	x				 				868,295
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747	9,104 		896,108 	x				 				896,108
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	11,907 		1,094,437 	x				 				1,094,437
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	12,330 		1,037,039 	x				 				1,037,039
Rite Aid Corp 					COM			767754104	12,363 		8,187,594 	x				 				8,187,594
Strategic Hotels & Resorts Inc			COM			86272T106	2,123 		1,141,658 	x				 				1,141,658
Suntrust Banks Inc				COM			867914103	173,295 	8,540,930 	x				 				8,540,930
Hartford Financial Services Group		COM			416515104	145,290 	6,246,333 	x				 				6,246,333
UAL Corp					COM NEW			902549807	39,279 		3,042,527 	x				 				3,042,527
US Airways Group Inc				COM			90341W108	12,552 		2,593,472 	x				 				2,593,472
Valassis Communications Inc			COM			918866104	25,892 		1,417,937 	x				 				1,417,937
Virgin Media Inc				*W EXP 99/99/999	92769L119	12 		237,059 	x				 				237,059
Wells Fargo & Co				COM			949746101	296,890 	11,000,000 	x				 				11,000,000
Wells Fargo & Co				PERP PFD CNV A		949746804	285,791 	311,319 	x				 				311,319
Willis Group Holdings Limited			SHS			G96655108	31,556 		1,196,204 	x				 				1,196,204
XL Capital Ltd Cl A				CL A			G98255105	17,771 		969,498 	x				 				969,498
